Other operating expenses	6 Months Ended
Jun. 30, 2018
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Other operating expenses

17 Other operating expenses

Other operating expenses

	1 January to 30 June
6 month period	2018	2017
IT related expenses	354	359
Office expenses	276	293
Advertising and public relations	200	209
Travel and accommodation expenses	93	86
External advisory fees	158	160
Audit and non-audit services	11	9
Postal charges	25	25
Depreciation of property and equipment	155	163
Amortisation of intangible assets	100	85
Impairments and reversals on property and equipment and intangibles	7	3
Regulatory costs	591	543
Addition/(unused amounts reversed) of provision for reorganisations and relocations	(20)	(5)
Addition/(unused amounts reversed) of other provisions	(35)	75
Contributions and subscriptions	42	43
Other	353	294

	2,309	2,342

Regulatory costs represents contributions to Deposit Guarantee Schemes (DGS), the Single Resolution Fund (SRF) and local bank taxes. In the first six months of 2018 the contributions to DGS were EUR 216 million (first six months of 2017: EUR 204 million) mainly related to Germany, Belgium, the Netherlands, Poland and Spain, and contributions to the SRF of EUR 209 million (first six months of 2017: EUR 178 million). The contribution to the SRF in the first six months of 2018, comprises ING’s contribution for the full year 2018.

Impairments and reversals of property and equipment and intangibles

			Reversals of
	Impairment losses		impairments		Total
	1 January to 30 June		1 January to 30 June		1 January to 30 June
6 month period	2018	2017	2018	2017	2018	2017
Property and equipment	5	4	(2)	(2)	4	2
Property development	3				3
Software and other intangible assets		1				1
(Reversals of) other impairments	9	5	(2)	(2)	7	3